As filed with the Securities and Exchange Commission on July 14, 2003
                     Registration Nos.: 333-25289; 811-08183

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                     ( )
                                                    -----
                         POST-EFFECTIVE AMENDMENT NO. 11                 (X)
                                                     ----
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                         ( )
                              Amendment No. 12                           (X)
                                           ----
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                            125 Wolf Road, Suite 110
                             Albany, New York 12205
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
              c/o First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                registration statement becomes
                                                effective.

Title of securities being registered:  Flexible Premium Deferred Variable
                                       Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space)

       Immediately upon filing pursuant to paragraph (b).
-----
  X    On, July 14, 2003, pursuant to paragraph (b).
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       60 days after filing pursuant to paragraph (a)(1).
-----
       On ______________, pursuant to paragraph (a)(1).
-----

If appropriate, check the following:
       This post-effective amendment designates a new effective date for a
-----
       previously filed post-effective amendment.

Explanatory Note

This post-effective amendment no. 11 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated May 1, 2003. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, including all financial statements therein, except as provided in the supplement. The Statement of Additional Information and Part C of the Registration Statement are incorporated by reference to Registrant's post-effective amendment no. 9 filed on May 1, 2003.

                            SCHWAB SELECT ANNUITY(R)
           Issued by First Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account

                      Supplement dated July 14, 2003 to the
                    Prospectus for the Schwab Select Annuity
                                dated May 1, 2003


Please note the following changes to your prospectus and retain this Supplement for future reference.

Effective immediately, on page 7 of the prospectus, please replace the fifth sentence of the footnote to the section entitled Series Account Annual Expenses (as a percentage of average Annuity Account Value), denoted by the superscript number 1, with the following:

         The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.42%, respectively.

Effective October 1, 2003, the Safeco RST Equity Portfolio and the Safeco RST Small Company Value Portfolio will be renamed. Therefore, all references in the prospectus to Safeco RST Equity Portfolio are replaced with Safeco RST Core Equity Portfolio and all references in the prospectus to Safeco RST Small Company Value Portfolio are replaced with Safeco RST Small-Cap Value Portfolio.

This Supplement must be accompanied by or read in conjunction with the current prospectus, dated May 1, 2003 for Schwab Select Annuity(R).

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 14th day of July 2003.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                        (Registrant)


                        By: /s/William T. McCallum
                            ----------------------
                            William T. McCallum, President
                            and Chief Executive Officer of
                            First Great-West Life & Annuity
                            Insurance Company


                        FIRST GREAT-WEST LIFE & ANNUITY
                        INSURANCE COMPANY
                        (Depositor)


                        By: /s/William T. McCallum
                            ----------------------
                            William T. McCallum, President
                            and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                     Date
-------------------                                     ----

/s/William T. McCallum                                  July 14, 2003
---------------------------------------
Chairman, President and Chief Executive
Officer, William T. McCallum

/s/Mitchell T.G. Graye                                  July 14, 2003
---------------------------------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

/s/Marcia D. Alazraki*                                  July 14, 2003
---------------------------------------
Director, Marcia D. Alazraki

/s/James Balog*                                         July 14, 2003
---------------------------------------
Director, James Balog

/s/James W. Burns*                                      July 14, 2003
---------------------------------------
Director, James W. Burns

Signature and Title                                     Date

/s/Orest T. Dackow*                                     July 14, 2003
---------------------------------------
Director, Orest T. Dackow

/s/Paul Desmarais, Jr.*                                 July 14, 2003
---------------------------------------
Director, Paul Desmarais, Jr.

/s/Robert Gratton*                                      July 14, 2003
---------------------------------------
Director, Robert Gratton

/s/Stuart Z. Katz*                                      July 14, 2003
---------------------------------------
Director, Stuart Z. Katz

/s/Brian E. Walsh*                                      July 14, 2003
---------------------------------------
Director, Brian E. Walsh



*By:     /s/D.C. Lennox                                 July 14, 2003
         ------------------------------
         D. C. Lennox
         Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-4 on April 15, 2002, and to the Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).